Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	29
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018
Total	$2,039,860,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,280,287.25

Principal:
Principal Collections	$18,672,114.03
Prepayments in Full	$12,011,492.75
Liquidation Proceeds	$501,413.46
Recoveries	$98,495.17
Sub Total	$31,283,515.41
Collections	$33,563,802.66

Purchase Amounts:
Purchase Amounts Related to Principal	$634,418.06
Purchase Amounts Related to Interest	$3,087.32
Sub Total	$637,505.38

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$34,201,308.04

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	29
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$34,201,308.04
Servicing Fee	$513,857.24	$513,857.24	$0.00	$0.00	$33,687,450.80
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$33,687,450.80
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$33,687,450.80
Interest - Class A-3 Notes	$165,884.04	$165,884.04	$0.00	$0.00	$33,521,566.76
Interest - Class A-4 Notes	$147,558.33	$147,558.33	$0.00	$0.00	$33,374,008.43
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,374,008.43
Interest - Class B Notes	$83,486.08	$83,486.08	$0.00	$0.00	$33,290,522.35
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,290,522.35
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$33,221,189.02
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,221,189.02
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$33,123,522.35
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,123,522.35
Regular Principal Payment	$30,898,298.20	$30,898,298.20	$0.00	$0.00	$2,225,224.15
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,225,224.15
Residuel Released to Depositor	$0.00	$2,225,224.15	$0.00	$0.00	$0.00
Total		$34,201,308.04

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$30,898,298.20
Total					$30,898,298.20
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$30,898,298.20	$46.96	$165,884.04	$0.25	$31,064,182.24	$47.21
Class A-4 Notes	$0.00	$0.00	$147,558.33	$0.83	$147,558.33	$0.83
Class B Notes	$0.00	$0.00	$83,486.08	$1.39	$83,486.08	$1.39
Class C Notes	$0.00	$0.00	$69,333.33	$1.73	$69,333.33	$1.73
Class D Notes	$0.00	$0.00	$97,666.67	$2.44	$97,666.67	$2.44
Total	$30,898,298.20	$15.15	$563,928.45	$0.28	$31,462,226.65	$15.43

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	29

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$276,473,407.67	0.4201724	$245,575,109.47	0.3732145
Class A-4 Notes	$177,070,000.00	1.0000000	$177,070,000.00	1.0000000
Class B Notes	$59,990,000.00	1.0000000	$59,990,000.00	1.0000000
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Total	$593,533,407.67	0.2909677	$562,635,109.47	0.2758205

Pool Information
Weighted Average APR	4.558%	4.557%
Weighted Average Remaining Term	34.64	33.79
Number of Receivables Outstanding	42,625	41,529
Pool Balance	$616,628,686.50	$584,375,524.37
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$593,533,407.67	$562,635,109.47
Pool Factor	0.2966052	0.2810910

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$10,394,773.71
Yield Supplement Overcollateralization Amount	$21,740,414.90
Targeted Overcollateralization Amount	$21,740,414.90
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$21,740,414.90

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	29

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		129	$433,723.83
(Recoveries)		182	$98,495.17
Net Losses for Current Collection Period			$335,228.66
Cumulative Net Losses Last Collection Period			$11,380,223.11
Cumulative Net Losses for all Collection Periods			$11,715,451.77

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.65%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.36%	790	$13,784,294.93
61-90 Days Delinquent	0.23%	74	$1,334,342.93
91-120 Days Delinquent	0.07%	23	$435,580.98
Over 120 Days Delinquent	0.22%	66	$1,265,243.09
Total Delinquent Receivables	2.88%	953	$16,819,461.93

Repossession Inventory:
Repossessed in the Current Collection Period		36	$626,217.35
Total Repossessed Inventory		52	$983,807.00

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3730%
Preceding Collection Period			0.3855%
Current Collection Period			0.6699%
Three Month Average			0.4761%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4705%
Preceding Collection Period			0.4199%
Current Collection Period			0.3925%
Three Month Average			0.4277%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer